Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Mar. 24, 2017
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON FUNDS TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON FUNDS TRUST
ClearBridge Real Estate Opportunities Fund	May 2, 2016

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
ClearBridge International Growth Fund	March 1, 2017
ClearBridge Small Cap Fund	March 1, 2017
ClearBridge Value Trust	March 1, 2017
Legg Mason BW Absolute Return Opportunities Fund	March 1, 2017
Legg Mason BW Alternative Credit Fund	March 1, 2017
Legg Mason BW Diversified Large Cap Value Fund	February 1, 2017
Legg Mason BW Dynamic Large Cap Value Fund	February 1, 2017
Legg Mason BW Global Flexible Income Fund	May 31, 2016
Legg Mason BW Global High Yield Fund	March 1, 2017
Legg Mason BW Global Opportunities Bond Fund	May 1, 2016
Legg Mason BW International Opportunities Bond Fund	May 1, 2016
Martin Currie Emerging Markets Fund	February 1, 2017
Martin Currie International Unconstrained Equity Fund	September 30, 2016
QS Global Market Neutral Fund	February 1, 2017
QS International Equity Fund	February 1, 2017
QS Strategic Real Return Fund	February 1, 2017
QS U.S. Small Capitalization Equity Fund	May 1, 2016
RARE Global Infrastructure Value Fund	February 1, 2017

LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Aggressive Growth Fund	December 28, 2016
ClearBridge All Cap Value Fund	February 1, 2017
ClearBridge Appreciation Fund	March 1, 2017
ClearBridge Dividend Strategy Fund	May 1, 2016
ClearBridge Energy MLP & Infrastructure Fund	March 1, 2017
ClearBridge International Small Cap Fund	February 1, 2017
ClearBridge International Value Fund	March 1, 2017
ClearBridge Large Cap Value Fund	March 1, 2017
ClearBridge Mid Cap Fund	March 1, 2017
ClearBridge Mid Cap Growth Fund	March 1, 2017
ClearBridge Select Fund	March 1, 2017
ClearBridge Small Cap Growth Fund	March 1, 2017
ClearBridge Small Cap Value Fund	February 1, 2017
ClearBridge Sustainability Leaders Fund	March 1, 2017
ClearBridge Tactical Dividend Income Fund	March 1, 2017
EnTrustPermal Alternative Core Fund	May 1, 2016
QS Conservative Growth Fund	June 1, 2016
QS Defensive Growth Fund	June 1, 2016
QS Dynamic Multi-Strategy Fund	June 1, 2016
QS Global Dividend Fund	February 1, 2017
QS Global Equity Fund	March 1, 2017
QS Growth Fund	June 1, 2016
QS International Dividend Fund	February 1, 2017
QS Moderate Growth Fund	June 1, 2016
QS S&P 500 Index Fund	February 1, 2017

LEGG MASON PARTNERS INCOME TRUST
Western Asset Adjustable Rate Income Fund	September 30, 2016
Western Asset California Municipals Fund	Summary Prospectus and Prospectus dated June 30, 2016 and Statement of Additional Information Dated June 30, 2016, as amended February 28, 2017
Western Asset Corporate Bond Fund	May 1, 2016
Western Asset Emerging Markets Debt Fund	June 30, 2016
Western Asset Global High Yield Bond Fund	May 1, 2016
Western Asset Global Strategic Income Fund	November 23, 2016
Western Asset Intermediate-Term Municipals Fund	August 1, 2016, as amended February 28, 2017
Western Asset Managed Municipals Fund	June 30, 2016, as amended February 28, 2017
Western Asset Mortgage Backed Securities Fund	May 1, 2016
Western Asset Municipal High Income Fund	November 23, 2016
Western Asset New Jersey Municipals Fund	Summary Prospectus and Prospectus dated August 1, 2016 and Statement of Additional Information dated August 1, 2016, as amended February 28, 2017
Western Asset New York Municipals Fund	Summary Prospectus and Prospectus dated August 1, 2016 and Statement of Additional Information dated August 1, 2016, as amended February 28, 2017
Western Asset Oregon Municipals Fund	September 30, 2016
Western Asset Pennsylvania Municipals Fund	Summary Prospectus and Prospectus dated August 1, 2016 and Statement of Additional Information dated August 1, 2016, as amended February 28, 2017
Western Asset Short Duration High Income Fund	November 23, 2016
Western Asset Short Duration Municipal Income Fund	March 1, 2017
Western Asset Short-Term Bond Fund	May 1, 2016
Western Asset Short Term Yield Fund	November 23, 2016

WESTERN ASSET FUNDS, INC.
Western Asset Core Bond Fund	May 1, 2016
Western Asset Core Plus Bond Fund	May 1, 2016
Western Asset High Yield Fund	September 30, 2016
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2016
Western Asset Intermediate Bond Fund	September 30, 2016
Western Asset Macro Opportunities Fund	March 1, 2017
Western Asset Total Return Unconstrained Fund	September 30, 2016

Legg Mason Global Asset Management Trust | ClearBridge International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
ClearBridge International Growth Fund	March 1, 2017

Legg Mason Global Asset Management Trust | ClearBridge Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
ClearBridge Small Cap Fund	March 1, 2017

Legg Mason Global Asset Management Trust | ClearBridge Value Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
ClearBridge Value Trust	March 1, 2017

Legg Mason Global Asset Management Trust | Legg Mason BW Absolute Return Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Legg Mason BW Absolute Return Opportunities Fund	March 1, 2017

Legg Mason Global Asset Management Trust | Legg Mason BW Alternative Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Legg Mason BW Alternative Credit Fund	March 1, 2017

Legg Mason Global Asset Management Trust | Legg Mason BW Diversified Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Legg Mason BW Diversified Large Cap Value Fund	February 1, 2017

Legg Mason Global Asset Management Trust | Legg Mason BW Dynamic Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Legg Mason BW Dynamic Large Cap Value Fund	February 1, 2017

Legg Mason Global Asset Management Trust | Legg Mason BW Global Flexible Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Legg Mason BW Global Flexible Income Fund	May 31, 2016

Legg Mason Global Asset Management Trust | Legg Mason BW Global High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Legg Mason BW Global High Yield Fund	March 1, 2017

Legg Mason Global Asset Management Trust | Legg Mason BW Global Opportunities Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Legg Mason BW Global Opportunities Bond Fund	May 1, 2016

Legg Mason Global Asset Management Trust | Legg Mason BW International Opportunities Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Legg Mason BW International Opportunities Bond Fund	May 1, 2016

Legg Mason Global Asset Management Trust | Martin Currie Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Martin Currie Emerging Markets Fund	February 1, 2017

Legg Mason Global Asset Management Trust | Martin Currie International Unconstrained Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Martin Currie International Unconstrained Equity Fund	September 30, 2016

Legg Mason Global Asset Management Trust | QS Global Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
QS Global Market Neutral Fund	February 1, 2017

Legg Mason Global Asset Management Trust | QS International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
QS International Equity Fund	February 1, 2017

Legg Mason Global Asset Management Trust | QS Strategic Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
QS Strategic Real Return Fund	February 1, 2017

Legg Mason Global Asset Management Trust | QS U.S. Small Capitalization Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
QS U.S. Small Capitalization Equity Fund	May 1, 2016

Legg Mason Global Asset Management Trust | RARE Global Infrastructure Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
RARE Global Infrastructure Value Fund	February 1, 2017

Legg Mason Funds Trust | Clearbridge Real Estate Opportuntities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON FUNDS TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON FUNDS TRUST
ClearBridge Real Estate Opportunities Fund	May 2, 2016

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Aggressive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Aggressive Growth Fund	December 28, 2016

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge All Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge All Cap Value Fund	February 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Appreciation Fund	March 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Dividend Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Dividend Strategy Fund	May 1, 2016

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Energy MLP & Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Energy MLP & Infrastructure Fund	March 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge International Small Cap Fund	February 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge International Value Fund	March 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Large Cap Value Fund	March 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Mid Cap Fund	March 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Mid Cap Growth Fund	March 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Select Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Select Fund	March 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Small Cap Growth Fund	March 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Small Cap Value Fund	February 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Sustainability Leaders Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Sustainability Leaders Fund	March 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | ClearBridge Tactical Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Tactical Dividend Income Fund	March 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | EnTrustPermal Alternative Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
EnTrustPermal Alternative Core Fund	May 1, 2016

LEGG MASON PARTNERS EQUITY TRUST | QS Conservative Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS Conservative Growth Fund	June 1, 2016

LEGG MASON PARTNERS EQUITY TRUST | QS Defensive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS Defensive Growth Fund	June 1, 2016

LEGG MASON PARTNERS EQUITY TRUST | QS Dynamic Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS Dynamic Multi-Strategy Fund	June 1, 2016

LEGG MASON PARTNERS EQUITY TRUST | QS Global Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS Global Dividend Fund	February 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | QS Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS Global Equity Fund	March 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | QS Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS Growth Fund	June 1, 2016

LEGG MASON PARTNERS EQUITY TRUST | QS International Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS International Dividend Fund	February 1, 2017

LEGG MASON PARTNERS EQUITY TRUST | QS Moderate Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS Moderate Growth Fund	June 1, 2016

LEGG MASON PARTNERS EQUITY TRUST | QS S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS S&P 500 Index Fund	February 1, 2017

LEGG MASON PARTNERS INCOME TRUST | Western Asset Adjustable Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Adjustable Rate Income Fund	September 30, 2016

LEGG MASON PARTNERS INCOME TRUST | Western Asset California Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset California Municipals Fund	Summary Prospectus and Prospectus dated June 30, 2016 and Statement of Additional Information Dated June 30, 2016, as amended February 28, 2017

LEGG MASON PARTNERS INCOME TRUST | Western Asset Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Corporate Bond Fund	May 1, 2016

LEGG MASON PARTNERS INCOME TRUST | Western Asset Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Emerging Markets Debt Fund	June 30, 2016

LEGG MASON PARTNERS INCOME TRUST | Western Asset Global High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Global High Yield Bond Fund	May 1, 2016

LEGG MASON PARTNERS INCOME TRUST | Western Asset Global Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Global Strategic Income Fund	November 23, 2016

LEGG MASON PARTNERS INCOME TRUST | Western Asset Intermediate-Term Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Intermediate-Term Municipals Fund	August 1, 2016, as amended February 28, 2017

LEGG MASON PARTNERS INCOME TRUST | Western Asset Managed Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Managed Municipals Fund	June 30, 2016, as amended February 28, 2017

LEGG MASON PARTNERS INCOME TRUST | Western Asset Mortgage Backed Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Mortgage Backed Securities Fund	May 1, 2016

LEGG MASON PARTNERS INCOME TRUST | Western Asset Municipal High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Municipal High Income Fund	November 23, 2016

LEGG MASON PARTNERS INCOME TRUST | Western Asset New Jersey Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset New Jersey Municipals Fund	Summary Prospectus and Prospectus dated August 1, 2016 and Statement of Additional Information dated August 1, 2016, as amended February 28, 2017

LEGG MASON PARTNERS INCOME TRUST | Western Asset New York Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset New York Municipals Fund	Summary Prospectus and Prospectus dated August 1, 2016 and Statement of Additional Information dated August 1, 2016, as amended February 28, 2017

LEGG MASON PARTNERS INCOME TRUST | Western Asset Oregon Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Oregon Municipals Fund	September 30, 2016

LEGG MASON PARTNERS INCOME TRUST | Western Asset Pennsylvania Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Pennsylvania Municipals Fund	Summary Prospectus and Prospectus dated August 1, 2016 and Statement of Additional Information dated August 1, 2016, as amended February 28, 2017

LEGG MASON PARTNERS INCOME TRUST | Western Asset Short Duration High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Short Duration High Income Fund	November 23, 2016

LEGG MASON PARTNERS INCOME TRUST | Western Asset Short Duration Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Short Duration Municipal Income Fund	March 1, 2017

LEGG MASON PARTNERS INCOME TRUST | Western Asset Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Short-Term Bond Fund	May 1, 2016

LEGG MASON PARTNERS INCOME TRUST | Western Asset Short Term Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Short Term Yield Fund	November 23, 2016

WESTERN ASSET FUNDS INC | Western Asset Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
WESTERN ASSET FUNDS, INC.
Western Asset Core Bond Fund	May 1, 2016

WESTERN ASSET FUNDS INC | Western Asset Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
WESTERN ASSET FUNDS, INC.
Western Asset Core Plus Bond Fund	May 1, 2016

WESTERN ASSET FUNDS INC | Western Asset High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
WESTERN ASSET FUNDS, INC.
Western Asset High Yield Fund	September 30, 2016

WESTERN ASSET FUNDS INC | Western Asset Inflation Indexed Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
WESTERN ASSET FUNDS, INC.
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2016

WESTERN ASSET FUNDS INC | Western Asset Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
WESTERN ASSET FUNDS, INC.
Western Asset Intermediate Bond Fund	September 30, 2016

WESTERN ASSET FUNDS INC | Western Asset Macro Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
WESTERN ASSET FUNDS, INC.
Western Asset Macro Opportunities Fund	March 1, 2017

WESTERN ASSET FUNDS INC | Western Asset Total Return Unconstrained Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MARCH 24, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF MARCH 31, 2017.

1.	Class FI shares held by shareholders who invested directly with the fund through Legg Mason Investor Services, LLC prior to March 31, 2017 are exchanged for Class A shares. No sales charge will be imposed in connection with the exchange.

2.	Class A, Class A2, Class B, Class C and Class C1 Shares (as applicable)

a)	For each fund that offers Class A, Class A2, Class B, Class C and/or Class C1 shares, the second paragraph in the section titled “Fees and expenses of the fund” in each fund’s summary prospectus (a “Summary Prospectus”) and prospectus (a “Prospectus”) is supplemented with the following:

More information about these and other discounts is available from your Service Agent, in the Prospectus under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” and in the fund’s statement of additional information (“SAI”) under the heading “Sales Charge Waivers and Reductions.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Legg Mason Investor Services, LLC (“LMIS”) to sell shares of the fund.

b)	For each fund that offers Class A shares, the following footnote number 1 is added for Class A shares in the fee table included in the section titled “Fees and expenses of the fund” in each fund’s Summary Prospectus and Prospectus:

Class A1,2
Maximum sales charge (load) imposed on purchases (as a % of offering price)

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

SCHEDULE A

Fund	Date of Prospectus
WESTERN ASSET FUNDS, INC.
Western Asset Total Return Unconstrained Fund	September 30, 2016